Schedule of accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivables		¥ 81,066	¥ 51,738
Less: allowance of credit losses		(20,007)	(23,594)
Total	$ 8,365	¥ 61,059	¥ 28,144